SHARE-BASED PAYMENTS - Information About Exercise Price and Remaining Useful Life of Outstanding Options (Details)	Dec. 31, 2017 USD ($) Option Y	Dec. 31, 2016 USD ($) Option Y	Dec. 31, 2015 Option
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of Year | Option	25,781,798	22,025,548	20,511,338
Weighted average of remaining useful life | Y	3.5	3.8
Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price range	$ 0.50	$ 0.17
Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price range	$ 1.61	$ 1.61